Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
Segment Information

18. Segment Information

The Group is mainly engaged in selling advertising time slots on its network of flat-panel digital advertising displays located in high traffic areas such as commercial locations and in-store network. The Group is also engaged in providing advertising services on poster frames, on screens in movie theatres and on traditional outdoor billboards.

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s CODM for making decisions, allocating resources and assessing the performance. The Group has determined that it has four reporting segments, which are LCD display network, in-store network, poster frame network, movie theater and traditional outdoor billboards. These segments all derive their revenues from the sale of advertising services. Prior to the disposition of Allyes as described in Note 1, the Group had five reporting segments, including internet advertising, which was reclassified to discontinued operations for all periods presented. Accordingly, the Group has retroactively amended its segment disclosure for 2008 and 2009.

The Group’s CODM does not assign assets to these segments. Consequently, it is not practical to show assets by reportable segment. The following table presents selected financial information relating to the Group’s segments:

2010:

	LCD	In-store	Poster frame network	Movie theater and traditional outdoor billboards	Eliminations	Total
Net revenue — external	$297,641,916	$37,777,154	$121,893,079	$59,002,548	$—	$516,314,697
Net revenue — intersegment	6,521,946	2,583,932	9,534,713	4,590,394	(23,230,985)	—

Total net revenues	304,163,862	40,361,086	131,427,792	63,592,942	(23,230,985)	516,314,697
Total cost of revenue	83,244,151	23,432,008	88,328,571	49,916,289	(23,230,985)	221,690,034

Gross profit	$220,919,711	$16,929,078	$43,099,221	$13,676,653	$—	$294,624,663

2009:

	LCD	In-store	Poster frame network	Movie theater and traditional outdoor billboards	Eliminations	Total
Net revenue — external	$208,799,072	$30,346,185	$98,962,486	$59,056,779	$—	$397,164,522
Net revenue — intersegment	26,383,298	3,523,819	994,136	1,056,743	(31,957,996)	—

Total net revenues	235,182,370	33,870,004	99,956,622	60,113,522	(31,957,996)	397,164,522
Total cost of revenue	99,191,242	24,169,858	102,728,558	46,941,541	(31,957,996)	241,073,203

Gross profit	$135,991,128	$9,700,146	$(2,771,936)	$13,171,981	$—	$156,091,319

2008:

	LCD	In-store	Poster frame network	Movie theater and traditional outdoor billboards	Eliminations	Total
Net revenue — external	$244,539,461	$60,719,416	$146,750,583	$77,177,914	$—	$529,187,374
Net revenue — intersegment	78,267,843	—	2,812,586	—	(81,080,429)	—

Total net revenues	322,807,304	60,719,416	149,563,169	77,177,914	(81,080,429)	529,187,374
Total cost of revenue	139,315,984	61,833,679	80,804,333	58,169,933	(81,080,429)	259,043,500

Gross profit	$183,491,320	$(1,114,263)	$68,758,836	$19,007,981	$—	$270,143,874

Major Customers

As of and for the years ended December 31, 2008, 2009 and 2010, there were no customers who accounted for 10% or more of the Group’s net revenues or accounts receivables.

Major Service lines

The Group derives revenues from the following major service lines:

	For the years ended December 31
	2008		2009		2010
	$	% of total revenue	$	% of total revenue	$	% of total revenue
	(in thousand of U.S. dollars, except percentages)
Net revenue
LCD display network	$240,917,581	45.5%	$208,498,537	52.5%	$297,402,503	57.6%
In-store network	60,719,416	11.5%	30,346,185	7.6%	37,777,154	7.3%
Poster frame network	146,750,583	27.7%	98,962,486	24.9%	121,893,079	23.6%
Movie theater & Traditional outdoor billboards	77,177,914	14.6%	59,056,779	14.9%	59,002,548	11.4%

Advertising service revenue	525,565,494	99.3%	396,863,987	99.9%	516,075,284	99.9%
Equipment revenue	1,760,697	0.3%	300,535	0.1%	239,413	0.1%
Franchise revenue	1,861,183	0.4%	—	—	—	—

Total net revenue	$529,187,374	100.0%	$397,164,522	100.0%	$516,314,697	100.0%